Gains/(losses) on financial assets and liabilities (net)	12 Months Ended
Dec. 31, 2019
Gains or losses on financial assets and liabilities (net)
Gains/(losses) on financial assets and liabilities (net)

39. Gains/(losses) on financial assets and liabilities (net)

Gains/(losses) on financial assets and liabilities (net) include the amount of the valuation adjustments of financial instruments, except those attributable to interest accrued as a result of application of the effective interest method, impairment losses and the realized gains or losses obtained from the sale and purchase thereof.

The breakdown of Gains/(losses) on financial assets and liabilities (net) by type of instrument is as follows:

	2017	2018	2019

Financial instruments held for trading	3,223	—	—
Of which:
Debt instruments	494	—	—
Equity instruments	29	—	—
Derivatives	2,736	—	—
Others	(36)	—	—
Financial instruments at fair value through profit or loss	—	1,687	2,709
Of which:
Debt instruments	—	166	260
Equity instruments	—	35	71
Derivatives	—	1,482	2,459
Others	—	4	(81)
Recognized profit from sale of available-for-sale financial instruments	9	(69)	85
Hedging derivatives	226	(134)	60
Of which:
Fair value hedge - hedged items (Note 12)	341	(606)	731
Fair value hedge - hedging derivative instruments (Note 12)	(117)	474	(667)
Cash flow hedge inefficiency (Note 12)	2	(2)	(4)
	3,458	1,484	2,854